SHORT TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 84,679	$ 64,325
Unrealized Gains	75
Unrealized Losses	0	(96)
Fair Value	84,754	64,229
Assetbacked securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	16,786	13,350
Unrealized Gains	20
Unrealized Losses	0	(65)
Fair Value	16,806	13,285
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	67,893	50,975
Unrealized Gains	55
Unrealized Losses	0	(31)
Fair Value	$ 67,948	$ 50,944